NATIXIS FUNDS TRUST II

October 5, 2011

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust II
(File Nos.: 002-11101 and 811-00242)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Class A and C and Class Y Prospectuses and Statements of Additional Information for ASG Growth Markets Fund and Loomis Sayles Senior Floating Rate and Fixed Income Fund, each dated September 30, 2011, do not differ from those contained in Post-Effective Amendment No. 158 that was filed electronically on September 29, 2011.

If you have any questions regarding this filing, please do not hesitate to call me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete

John DelPrete

Assistant Secretary